COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:
Year ended December 31,

2019	$1,085
2020	854
2021	400
2022	-

$2,339

Schedule of Future Minimum Concession Fee Payments	Future minimum concession fee payments under non-cancellable concession right agreements were as follows:
Year ended December 31,

2019	$13,227
2020	11,436
2021	283
2022	-

$24,946